SECURITIES - Amortized Cost and Fair Value (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 156,101	$ 129,317	$ 109,696
Gross Unrealized Gains	756	3,291	4,435
Gross Unrealized Losses	(5,830)	(436)	(130)
Securities available for sale, at fair value	151,027	132,172	114,001
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19,667	19,672	0
Gross Unrealized Gains	0	364	0
Gross Unrealized Losses	(1,440)	(126)	0
Securities held to maturity, at amortized cost	18,227	19,910	0
Total securities
Amortized Cost	175,768	148,989	109,696
Gross Unrealized Gains	756	3,655	4,435
Gross Unrealized Losses	(7,270)	(562)	(130)
Fair Value	169,254	152,082	114,001
Debt securities restricted	45,534	46,263	40,983
U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	9,797	7,820	0
Gross Unrealized Gains	0	22	0
Gross Unrealized Losses	(556)	(20)	0
Securities available for sale, at fair value	9,241	7,822	0
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		0	0
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Securities held to maturity, at amortized cost		0	0
U.S. Government Sponsored Enterprises (GSEs)
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	8,453	9,228	9,154
Gross Unrealized Gains	0	68	246
Gross Unrealized Losses	(414)	(103)	(34)
Securities available for sale, at fair value	8,039	9,193	9,366
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		0	0
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Securities held to maturity, at amortized cost		0	0
State and municipal securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	56,963	54,236	64,468
Gross Unrealized Gains	607	2,611	3,531
Gross Unrealized Losses	(2,924)	(66)	(58)
Securities available for sale, at fair value	54,646	56,781	67,941
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost	19,667	19,672	0
Gross Unrealized Gains	0	364	0
Gross Unrealized Losses	(1,440)	(126)	0
Securities held to maturity, at amortized cost	18,227	19,910	0
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10,528	10,530	8,286
Gross Unrealized Gains	129	289	188
Gross Unrealized Losses	(216)	(35)	(5)
Securities available for sale, at fair value	10,441	10,784	8,469
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		0	0
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Securities held to maturity, at amortized cost		0	0
Asset based securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	10,096	10,380	9,035
Gross Unrealized Gains	14	116	76
Gross Unrealized Losses	(105)	(24)	0
Securities available for sale, at fair value	10,005	10,472	9,111
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		0	0
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Securities held to maturity, at amortized cost		0	0
Mortgage-backed GSE residential/multifamily and non-GSE
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	60,264	37,123	18,753
Gross Unrealized Gains	6	185	394
Gross Unrealized Losses	(1,615)	(188)	(33)
Securities available for sale, at fair value	$ 58,655	37,120	19,114
Schedule of Held-to-maturity Securities [Line Items]
Amortized Cost		0	0
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Securities held to maturity, at amortized cost		$ 0	$ 0